ASG MANAGED FUTURES STRATEGY FUND

Supplement dated August 27, 2012 to the ASG Managed Futures Strategy Fund Summary Prospectus and Prospectus, each dated May 1, 2012, as each may be revised and supplemented from time to time.

Effective September 30, 2012, Robert W. Sinnott will join the portfolio management team of the ASG Managed Futures Strategy Fund (the “Fund”).

Effective September 30, 2012, the information under the subsection “Portfolio Managers” in the section “Management” in the summary section of the Fund’s Summary Prospectus is revised to include the following:

Robert W. Sinnott, Research Scientist of AlphaSimplex, has served as co-manager of the Fund since 2012.

Effective September 30, 2012, the subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is revised to include the following:

Robert W. Sinnott – Mr. Sinnott joined AlphaSimplex in 2009 and currently serves as Research Scientist for trend and relative-value models. Mr. Sinnott has served as co-portfolio manager of the ASG Managed Futures Strategy Fund since 2012. Mr. Sinnott received both an A.B. and A.M. in Statistics from Harvard University.

ASG MANAGED FUTURES STRATEGY FUND

Supplement dated August 27, 2012, to the ASG Managed Futures Strategy Fund’s Statement of Additional Information dated May 1, 2012, as may be revised and supplemented from time to time.

Effective September 30, 2012, Robert W. Sinnott will join the portfolio management team of the ASG Managed Futures Strategy Fund (the “Fund”). The following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

As of July 31, 2012, the portfolio manager of the Fund managed other accounts in addition to managing the Fund. The following table provides information on the other accounts managed by the portfolio manager:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Robert W. Sinnott	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of July 31, 2012, the portfolio manager of the Fund had the following ownership in the Fund:

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested*
Robert W. Sinnott	Managed Futures Strategy Fund	B

*	A. None
	B. $1 - 10,000	E.	$100,001 -$500,000
	C. $10,001 - $50,000	F.	$500,001 -$1,000,000
	D. $50,001 - $100,000	G.	over $1,000,000